Total
Polen U.S. Small Company Growth Fund
POLEN U.S. SMALL COMPANY GROWTH FUND
Investment Objective
Polen U.S. Small Company Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen U.S. Small Company Growth Fund		Investor Class	Institutional Class	Class Y
Management Fees		1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees		0.25%	none	none
Other Expenses		0.26%	0.26%	0.15%
Total Annual Fund Operating Expenses	[1]	1.51%	1.26%	1.15%
Fee Waiver and/or Expense Reimbursement	[1]	(0.16%)	(0.16%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.35%	1.10%	1.00%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% with respect to Investor Class shares and Institutional Class shares and 1.00% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). Prior to May 1, 2021 the Expense Limitation was 1.25% with respect to Investor Class shares and Institutional Class shares. The Expense Limitation will remain in place until August 31, 2023 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen U.S. Small Company Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	137	462	809	1,788
Institutional Class	112	384	676	1,509
Class Y	102	350	618	1,384

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58
% of the average value of its portfolio.

Summary of Principal Investment Strategies
The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small companies.
This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are generally within the range of the market capitalizations of companies in the Russell 2000
®
Index and the S&P SmallCap 600
®
Index. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000
®
Index and the S&P SmallCap 600
®
Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. As of April 30, 2022, the weighted average market capitalization of the Fund’s holdings was approximately $4.07 billion.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Adviser believes that consistent earnings growth is the primary driver of long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
The Fund may not be a suitable investment for all investors.

●
Equity Securities Risk:
Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

●
Growth Style Risk:
Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

●
Management Risk:
The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

●
Market Risk:
The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

●
Non-Diversification Risk:
Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

●
Sector Risk:
Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

●
Information Technology Sector Risk.
At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

●
Small-Cap Risk:
The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Performance Information
The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past four calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 2000
®
Growth Index a broad measure of market performance.
Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance for Class Y shares is not shown because Class Y shares do not have a full calendar year of performance. Updated performance information is available on the Fund’s website at
https://www.polencapital.com/strategies/small-company-growth-fund or by calling the
Fund
toll-free at (888) 678-6024
.

Institutional Class Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2022 : (42.17)%   During the periods shown in the chart:
Best Quarter	Worst Quarter
44.91%	(22.39)%
(June 30, 2020 )	(March 31, 2020 )

Average Annual Total Returns as of December 31, 2021
Average Annual Total Returns - Polen U.S. Small Company Growth Fund	Label	1 Year		Since Inception		Inception Date
Institutional Class	Return Before Taxes	16.41%		20.28%		Nov. 01, 2017
Institutional Class | Return After Taxes on Distributions	Return After Taxes on Distributions	15.33%		19.94%		Nov. 01, 2017
Institutional Class | Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	10.27%		16.33%		Nov. 01, 2017
Institutional Class | Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.83%	[1]	12.95%	[1]	Nov. 01, 2017
Investor Class	Return Before Taxes	16.10%		23.75%		Feb. 08, 2019
Investor Class | Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.83%	[1]	23.07%	[1]	Feb. 08, 2019
[1]	The Russell 2000® Growth Index is an unmanaged index measuring the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.